PRUDENTIAL INVESTMENT PORTFOLIOS, INC. 17

Gateway Center Three, 4th Floor

100 Mulberry Street

Newark, New Jersey 07102

November 5, 2014

VIA EDGAR

U.S. Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	497 Filing for Prudential Investment Portfolios, Inc. 17

Registration numbers 033-55441 and 811-07215

Dear Sir or Madam:

We are filing today via EDGAR an exhibit under Rule 497 containing interactive data format risk/return summary information. The exhibit mirrors the risk/return summary information in a supplement, dated November 3, 2014 (SEC accession number 0000067590-14-001271), to the Prospectus, dated December 23, 2013 for the Prudential Short Duration Multi-Sector Bond Fund. The purpose of the filing is to submit the 497 filing dated November 3, 2014 in XBRL for the Fund.

Thank you for your attention to this filing. Please direct any questions regarding this filing to the undersigned at (973) 802-6469.

Sincerely,

/s/ Jonathan D. Shain
Jonathan D. Shain Assistant Secretary